Share-based payments - Movements in option and award plans (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted in the year, number of options		544,000,000	534,000,000
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	191,610,000	406,016,000
Granted in the year, number of options	[1],[2]	1,425,000	943,000
Exercised/released in the year, number of options	[1],[2]	(119,688,000)	(200,350,000)
Less: forfeited in the year, number of options	[1],[2]	(5,449,000)	(14,999,000)
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	67,898,000	191,610,000
Of which exercisable, number of options	[1],[2]	0	18,000
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	125,399,000	0
Granted in the year, number of options	[1],[2]	135,964,000	132,316,000
Exercised/released in the year, number of options	[1],[2]	(43,402,000)	(2,275,000)
Less: forfeited in the year, number of options	[1],[2]	(11,390,000)	(4,642,000)
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	206,571,000	125,399,000
Of which exercisable, number of options	[1],[2]	0	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[3]	210,160,000	205,129,000	[2]
Granted in the year, number of options	[2],[3]	114,335,000	118,222,000
Exercised/released in the year, number of options	[2],[3]	(78,771,000)	(90,324,000)
Less: forfeited in the year, number of options	[2],[3]	(25,494,000)	(17,733,000)
Less: expired in the year, number of options	[2],[3]	(2,278,000)	(5,134,000)
Outstanding at end of year, Number of options	[3]	217,952,000	210,160,000
Of which exercisable, number of options	[2]	23,556,000	24,569,000
Sharesave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options		8,159,542
Outstanding at beginning of year/acquisition date, Weighted average	[2],[3]	£ 1.41	£ 1.38
Granted in the year, weighted average exercise price	[2],[3]	1.51	1.66
Exercised/released in the year, weighted average exercise price	[2],[3]	1.5	1.52
Less: forfeited in the year, weighted average exercise price	[2],[3]	1.54	1.42
Less: expired in the year, weighted average exercise price	[2],[3]	1.8	2.03
Outstanding at end of year, Weighted average exercise price	[2],[3]	1.41	1.41
Of which exercisable, weighted average exercise price	[2],[3]	£ 1.96	£ 1.59

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 8,159,542 ). The weighted average exercise price relates to Sharesave.